Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss		$ (5,970,105)	$ (10,978,791)	$ (6,726,689)
Denominator:
Weighted average number of ordinary shares outstanding-basic	[1]	362,554,988	360,000,000	360,000,000
Weighted average number of ordinary shares outstanding-basic-diluted	[1]	362,554,988	360,000,000	360,000,000
Basic net loss per share attributable to ordinary shareholders of Polibeli Group Ltd	[1]	$ (0.02)	$ (0.03)	$ (0.02)
Diluted net loss per share attributable to ordinary shareholders of Polibeli Group Ltd	[1]	$ (0.02)	$ (0.03)	$ (0.02)

[1]	Par value of ordinary shares and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)